Revenue from Contracts with Customers - Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Contract With Customer Asset And Liability [Line Items]
Beginning balance	$ 114,918,000
Additions	140,722,000
Transfers to accounts receivable	(151,018,000)
Ending balance	104,622,000	$ 114,918,000
HMH Holding BV And Subsidiaries [Member]
Contract With Customer Asset And Liability [Line Items]
Beginning balance	$ 114,918	153,150	$ 160,933
Additions		324,949,000	263,591
Transfers to accounts receivable		(350,896,000)	(271,374)
Written off		(12,285)	0
Ending balance		$ 114,918	$ 153,150